RELATED PARTY TRANSACTIONS BALANCES	9 Months Ended
Sep. 30, 2025
Related Party Transactions Balances
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the nine months ended September 30, 2025 and the nine months ended September 30, 2024 is set out below:

	September 30, 2025	September 30, 2024
salary (cost of sales)	120,175	288,111
consulting (research and development)	94,191	92,095
consulting (professional fees)	153,445	122,915
share based payments	2,133,645	2,858,303
salary (general and administrative expenses)	1,810,424	1,237,919
	$4,311,880	$4,599,343

As at September 30, 2025, $1,234 was owed from shareholders of the company (December 31, 2024– $1,025). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at September 30, 2025, $441,596 was owed to directors of the Company (December 31, 2024– $233,691). Amounts due are non-interest bearing and unsecured.